Consolidated Statements of Income (Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue		€ 0	€ 0	€ 5
Cost of sales
Gross profit		0	0	5
Research and Development expenses		(18,928)	(20,773)	(21,522)
General & Administrative expenses		(10,546)	(9,908)	(9,315)
Change in fair value of contingent consideration		14,679	847	9,228
Impairment of Oncology intangible assets		(35,084)	0	0
Other income		9,360	4,909	4,731
Other expenses		(338)	(1,466)	(114)
Operating Loss	[1]	(40,857)	(26,391)	(16,987)
Financial income		185	144	217
Financial expenses		(198)	(255)	(434)
Loss before taxes		(40,870)	(26,502)	(17,204)
Income taxes		(65)	(10)	0
Loss for the period	[2]	€ (40,935)	€ (26,512)	€ (17,204)
Weighted average number of shares outstanding		22,593,956	15,604,014	13,942,344
Basic and diluted loss per share (in €)		€ (1.81)	€ (1.7)	€ (1.23)

[1]	The operating loss arises from the Company’s loss for the period before deduction of financial income, financial expenses and income taxes. The purpose of this measure by Management is to identify the Company’s results in connection with its operating activities.
[2]	For 2022, 2021 and 2020, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.